Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

September 29, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
Regan Total Return Income Fund S000082971

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Information Statement that provides information regarding the reorganization of the Regan Total Return Income Fund, a series of the Trust for Advised Portfolios, into the Regan Total Return Income Fund, a series of the Trust.

If you have any questions regarding this filing, please contact Rachel Spearo of U.S. Bank Global Fund Services, the Trust’s administrator, at rachel.spearo@usbank.com or 414-516-1692.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick
Secretary for
Advisor Managed Portfolios